SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Director fees	$ 151,577	$ 107,778	$ 303,240	$ 215,224
Salaries	431,407	271,499	533,522	399,014
Share-based payments	267,638	314,577	530,880	636,660
Total	$ 850,622	$ 693,854	$ 1,367,642	$ 1,250,898